Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Composition of Employee Benefits	Composition of employee benefits:
	December 31,	December 31,
	2022	2023
Presented under current liabilities – other payables:
Short-term employee benefits	8,917	11,252
Total	8,917	11,252

Presented under non-current liabilities – employee benefits:
Long-term employee benefits	274	289
Recognized liability for defined benefit plan, net	1,188	2,484
Total	1,462	2,773

Schedule of Movement in Net Defined Benefit Liabilities (Assets) and In Their Components	Movement in net defined benefit liabilities (assets) and in their components
	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability (asset)
	2022	2023	2022	2023	2022	2023
Balance as of January 1	15,816	14,101	(11,671)	(12,913)	4,145	1,188
Included in profit or loss
Current service cost	487	459	—	—	487	459
Past service cost	—	(385)	—	—	—	(385)
Interest cost (income)	61	341	(45)	(312)	16	29
Administrative cost	21	24	—	—	21	24
Effect of movements in exchange rates	—	1,404	—	(1,286)	—	118
Included in other comprehensive income
Actuarial loss (gain) arising from financial assumptions	(3,529)	1,284	—	—	(3,529)	1,284
Actuarial loss arising from other assumptions	721	—	—	—	721	—
Return on plan assets excluding interest income	—	—	(51)	361	(51)	361
Effect of movements in exchange rates	(112)	260	14	(185)	(98)	75
Other movements
Contributions paid by the employer	—	—	(524)	(669)	(524)	(669)
Contributions paid by the employees and plan participants	1,950	3,207	(1,950)	(3,207)	—	—
Benefits paid	(1,314)	(1,102)	1,314	1,102	—	—
Changes from business combinations and loss of control	—	—	—	—	—	—
Balance as of December 31	14,101	19,593	(12,913)	(17,109)	1,188	2,484

Schedule of Principal Actuarial Assumptions at the Reporting Date (Expressed As Weighted Averages)	Principal actuarial assumptions at the reporting date (expressed as weighted averages):
	2022	2023
	%	%
Discount rate as of December 31	2.35	1.9
Future salary growth	1.25	1.9
Interest rate on the savings account	1.75	1.9
Price inflation	1.25	1.9
Social security increase	1.25	1.9
Future pension growth	0	0

Schedule of Relevant Actuarial Assumptions, Holding Other Assumptions Constant	Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:
	December 31,
	0.5 percentage point increase		0.5 percentage point decrease
	2022	2023	2022	2023
Future salary growth	50	79	(49)	(78)
Discount rate	(884)	(1,273)	1,001	1,431